UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (11,744,834)	$ (1,639,515)	¥ (10,230,560)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,495,955	488,017	2,650,584
Expected credit loss reversal	(7,037)	(982)	(7,684)
Inventory write-downs	133,381	18,619	71,175
Impairment on long-term assets	0		55,331
Foreign exchange gain	(65,711)	(9,173)	(15,618)
Share-based compensation expenses	897,114	125,232	792,164
Investment loss/(income)	(6,649)	(928)	31,736
Loss on extinguishment of debt	14,660	2,046	11,326
Share of loss of equity investees, net of tax	380,859	53,166	93,089
Amortization of right-of-use assets	1,074,102	149,939	845,610
Loss on disposal of property, plant and equipment	46,287	6,461	13,721
Deferred income tax benefit	(181)	(25)	(1,030)
Changes in operating assets and liabilities:
Prepayments and other current assets	(200,378)	(27,972)	(1,128,588)
Inventory	(1,947,234)	(271,823)	305,812
Other non-current assets	524,080	73,159	1,624,608
Amount due from related parties	(3,695,065)	(515,811)	(1,967,435)
Operating lease liabilities	(612,123)	(85,449)	(810,011)
Taxes payable	99,620	13,906	342,564
Trade and notes receivable	324,317	45,273	2,700,736
Trade and notes payable	222,030	30,994	(5,282,602)
Accruals and other liabilities	(229,419)	(32,026)	(793,252)
Amount due to related parties, current	232,132	32,404	(241,479)
Amount due to related parties, non-current	28,478	3,975	282,733
Other non-current liabilities	109,173	15,241	629,300
Net cash used in operating activities	(10,926,443)	(1,525,273)	(10,027,770)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(2,965,426)	(413,958)	(4,356,303)
Proceeds from disposal of property, plant and equipment	45,527	6,355	137,805
Purchases of short-term investments	(9,204,158)	(1,284,851)	(23,647,435)
Proceeds from sale of short-term investments	12,620,154	1,761,706	29,097,276
Purchase of available-for-sale debt investment	(1,820)	(254)	(52,842)
Capital injection to equity investees	(5,760)	(804)	(267,363)
Withdrawal of long-term investments	7,870	1,099
Purchase of held to maturity debt investments	(5,917)	(826)	(10,870)
Purchase of retained asset-backed securities			(124,000)
Proceeds from maturities of retained asset-backed securities	26,327	3,675	50,920
Net cash provided by investing activities	516,797	72,142	827,188
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	7,608	1,062	40,649
Capital withdrawal by non-controlling interests			(343)
Distributions to non-controlling interests	(1,616)	(226)
Capital injection from redeemable non-controlling interests			500,000
Proceeds from borrowings	4,124,888	575,812	6,893,061
Repayments of borrowings	(6,007,520)	(838,617)	(5,366,270)
Repurchase and repayments of convertible senior notes	(2,712,421)	(378,639)	(3,302,213)
Principal payments on finance leases	(13,653)	(1,906)	(11,586)
Proceeds from issuance of ordinary shares, net of issuance costs	3,684,893	514,391
Net cash used in financing activities	(917,821)	(128,123)	(1,246,702)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	29,899	4,175	267,670
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(11,297,568)	(1,577,079)	(10,179,614)
Cash, cash equivalents and restricted cash at beginning of the period	27,747,368	3,873,383	38,621,507
Cash, cash equivalents and restricted cash at end of the period	16,449,800	2,296,304	28,441,893
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property, plant and equipment	5,033,650	702,670	2,925,579
Accretion on redeemable non-controlling interests to redemption value	292,864	40,882	162,546
Supplemental Disclosure
Interest paid	411,221	57,404	387,420
Income taxes paid	¥ 64,465	$ 8,999	¥ 23,767